Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Prepaid Expenses and Other Current Assets, Net		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Prepaid Expenses and Other Current Assets, Net [Abstract]
Advance to staff		¥ 2,087,034		¥ 1,941,991
Employee loan		1,900,000		1,600,000
Government grants receivable		1,800,000		1,800,000
Deposits	[1]	1,600,863		1,255,663
Value-added tax recoverable		1,210,092		1,034,604
Prepaid expenses		610,404		539,908
Others		629,026		422,052
Total		9,837,419		8,594,218
Less: Provision against other receivables		(351,955)		(264,888)	¥ (263,018)	¥ (198,712)
Total prepayments and other current assets, net		¥ 9,485,464	$ 1,305,243	¥ 8,332,330

[1]	The balance of deposits primarily consisted of office rental deposits and deposits made with distribution channels.